INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

15.  INTANGIBLE ASSETS

The details of intangible assets are as follows:

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2020	1,428	14,688	94	1,474	17,684
Additions	64	2,938	80	11	3,093
Deductions	—	(19)	—	—	(19)
Reclassifications/translations	—	(149)	—	27	(122)
Balance, December 31, 2021	1,492	17,458	174	1,512	20,636
Accumulated amortization and impairment losses:
Balance, December 31, 2020	(117)	(9,863)	(94)	(764)	(10,838)
Amortization	—	(1,828)	(31)	(143)	(2,002)
Impairment losses	(277)	—	—	—	(277)
Deductions	—	11	—	—	11
Reclassifications/translations	—	(34)	—	10	(24)
Balance, December 31, 2021	(394)	(11,714)	(125)	(897)	(13,130)
Net book value	1,098	5,744	49	615	7,506

				Other intangible
	Goodwill	Software	License	assets	Total
Gross carrying amount:
Balance, December 31, 2021	1,492	17,458	174	1,512	20,636
Additions	—	2,527	440	49	3,016
Deductions	—	(175)	—	(70)	(245)
Reclassifications/translations	—	(31)	6	—	(25)
Balance, December 31, 2022	1,492	19,779	620	1,491	23,382
Accumulated amortization and impairment losses:
Balance, December 31, 2021	(394)	(11,714)	(125)	(897)	(13,130)
Amortization	—	(2,063)	(26)	(91)	(2,180)
Deductions	—	175	—	70	245
Reclassifications/translations	—	(14)	(1)	—	(15)
Balance, December 31, 2022	(394)	(13,616)	(152)	(918)	(15,080)
Net book value	1,098	6,163	468	573	8,302
(i)	Goodwill resulted from the acquisition of Sigma (2008), Admedika (2010), data center PT Bina Data Mandiri ("BDM") (2012), Contact Centres Australia Pty. Ltd. (2014), MNDG (2015), Melon and PT Griya Silkindo Drajatmoerni ("GSDm") (2016), TSGN and Nutech (2017), SSI, CIP, and Telin Malaysia (2018), PST (2019), and Digiserve (2021) (Note 1e).
(ii)	As of December 31, 2021, the impairment of goodwill arising from the acquisition of Contact Centres Australia Pty. Ltd., SSI, and Telin Malaysia amounted to Rp37 billion, Rp179 billion, and Rp61 billion, respectively. The impairment losses are presented as part of “Depreciation and amortization expenses” in the consolidated statements of profit or loss and other comprehensive income.
(iii)	The remaining amortization periods of software for the year ended December 2020, 2021, and 2022 ranges from 1 to 6 years, respectively. The amortization expense is presented as part of “Depreciation and amortization expenses” in the consolidated statements of profit or loss and other comprehensive income.
(iv)	As of December 31, 2021 and 2022, the cost of fully amortized intangible assets that are still utilized in operations amounted to Rp7,910 billion and Rp9,640 billion, respectively.